Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Columbia Variable Portfolio – Large Cap Growth Fund - Class 1
Account Value [Line Items]
Line Graph and Table Measure Name	Class 1
Account Value	$ 41,351	$ 31,487	$ 21,993	$ 32,052	$ 24,899	$ 18,480	$ 13,598	$ 14,155	$ 11,047	$ 10,912	$ 10,000
Columbia Variable Portfolio – Large Cap Growth Fund - Class 2
Account Value [Line Items]
Line Graph and Table Measure Name	Class 2
Account Value	$ 40,333	30,786	21,564	31,496	24,538	18,256	13,470	14,051	10,991	10,880	10,000
Columbia Variable Portfolio – Large Cap Growth Fund - Class 3
Account Value [Line Items]
Line Graph and Table Measure Name	Class 3
Account Value	$ 40,849	31,138	21,783	31,774	24,720	18,370	13,531	14,109	11,027	10,900	10,000
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000® Index
Account Value	$ 33,560	26,953	21,302	26,340	20,830	17,220	13,102	13,761	11,308	10,092	10,000
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000® Growth Index
Account Value	$ 47,152	$ 35,358	$ 24,782	$ 34,971	$ 27,408	$ 19,790	$ 14,510	$ 14,733	$ 11,314	$ 10,567	$ 10,000